UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-01700

Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _7/31

Date of reporting period:  10/31/18

Item 1. Schedule of Investments.

	FRANKLIN GOLD AND PRECIOUS METALS FUND

Statement of Investments, October 31, 2018 (unaudited)
Franklin Gold and Precious Metals Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 99.3%
Copper 1.7%
[a] Imperial Metals Corp	Canada	1,496,100	$1,500,476
[b] Nevsun Resources Ltd., 144A	Canada	1,700,000	7,556,130
Sandfire Resources NL	Australia	565,309	2,661,024
			11,717,630
Diversified Metals & Mining 4.6%
[a,b] Bluestone Resources Inc., 144A	Canada	1,400,000	1,329,636
[a,c] Geopacific Resources Ltd	Australia	165,027,382	2,920,366
[a,b,c] INV Metals Inc., 144A.	Canada	6,565,000	2,207,205
[a,b] Ivanhoe Mines Ltd., 144A	Canada	6,185,000	11,654,295
[a] Ivanhoe Mines Ltd., A.	Canada	3,813,400	7,185,527
[a,c] Nautilus Minerals Inc	Canada	9,222,015	595,579
[a,b,c] Nautilus Minerals Inc., 144A	Canada	28,535,816	1,842,908
[a] Orla Mining Ltd	Canada	4,770,713	5,183,391
[a,d] Orla Mining Ltd., wts., 2/15/21	Canada	460,000	73,892
			32,992,799
Gold 84.2%
Agnico Eagle Mines Ltd., (CAD Traded)	Canada	397,797	14,054,295
Agnico Eagle Mines Ltd., (USD Traded)	Canada	312,000	11,032,320
[a] Alacer Gold Corp	United States	6,262,500	10,230,122
[a,b] Alacer Gold Corp., 144A	United States	1,500,000	2,450,329
Alamos Gold Inc., A, (CAD Traded)	Canada	5,158,316	20,615,235
Alamos Gold Inc., A, (USD Traded)	Canada	1,189,500	4,746,105
AngloGold Ashanti Ltd., ADR	South Africa	5,174,823	48,695,084
[a] Asanko Gold Inc	Canada	10,353,375	7,945,074
[a] B2Gold Corp	Canada	20,528,694	50,691,985
Barrick Gold Corp	Canada	2,635,283	33,072,802
[a,c] Beadell Resources Ltd	Australia	127,485,930	5,053,491
[a] Belo Sun Mining Corp	Canada	6,000,000	1,071,306
[a,b] Belo Sun Mining Corp., 144A	Canada	13,800,000	2,464,005
Centamin PLC	Egypt	13,815,200	17,557,236
[a] Centerra Gold Inc	Canada	2,995,700	11,699,197
[a,b] Centerra Gold Inc., 144A	Canada	2,893,400	11,299,682
[a,c] Chalice Gold Mines Ltd	Australia	31,072,008	3,519,091
[a] Continental Gold Inc	Canada	5,397,200	9,349,706
[a,b] Continental Gold Inc., 144A	Canada	1,000,000	1,732,325
[a] Dacian Gold Ltd	Australia	3,695,412	6,251,756
[a] Detour Gold Corp	Canada	2,416,300	17,826,443
[a] Eldorado Gold Corp	Canada	15,827,620	10,582,613
[a] Endeavour Mining Corp	Canada	870,000	13,345,971
[a] Gascoyne Resources Ltd	Australia	12,803,100	1,268,774
Goldcorp Inc	Canada	353,845	3,191,682
[a] Golden Star Resources Ltd	United States	3,524,533	12,371,111
[a] Guyana Goldfields Inc	Canada	3,946,700	5,307,647
[a,b] Guyana Goldfields Inc., 144A	Canada	6,220,000	8,364,851
[a] IAMGOLD Corp	Canada	4,880,500	16,691,310
[a,c] Lion One Metals Ltd	Canada	5,500,000	1,880,485
[a,b,c] Lion One Metals Ltd., 144A.	Canada	2,935,000	1,003,495
[a,c] Lydian International Ltd	Canada	7,701,000	1,111,720
[a,b,c] Lydian International Ltd., 144A	Canada	35,250,000	5,088,706
[a] Midas Gold Corp	Canada	2,520,900	1,283,291
[a,b] Midas Gold Corp., 144A	Canada	4,030,000	2,051,514

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN GOLD AND PRECIOUS METALS FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Gold and Precious Metals Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Gold (continued)
Newcrest Mining Ltd	Australia	2,676,439	$39,046,002
Newmont Mining Corp	United States	698,614	21,601,145
OceanaGold Corp	Australia	9,983,488	28,748,561
Osisko Gold Royalties Ltd	Canada	215,000	1,646,621
[a,c] Perseus Mining Ltd	Australia	61,253,901	15,609,087
[a,c,d] Perseus Mining Ltd., wts., 4/19/19	Australia	19,006,000	45,298
[a] Pretium Resources Inc	Canada	3,189,000	25,586,628
Randgold Resources Ltd., ADR	United Kingdom	70,023	5,499,606
[a,c] Red 5 Ltd	Australia	127,268,146	4,864,685
[a,c] RTG Mining Inc	Australia	1,769,918	137,839
[a,b,c] RTG Mining Inc., 144A	Australia	2,397,790	186,737
[a,c] RTG Mining Inc., IDR	Australia	41,087,582	3,199,223
[a,c] Rubicon Minerals Corp	Canada	3,508,900	3,385,863
[a] SEMAFO Inc	Canada	4,090,000	8,949,740
[a,b,e] Shandong Gold Mining Co. Ltd., 144A, Reg S	China	3,500,000	7,596,761
[a] SolGold PLC	Australia	16,000,000	7,780,268
[a] St. Augustine Gold and Copper Ltd	Philippines	8,136,836	123,646
[a,b] St. Augustine Gold and Copper Ltd., 144A, (CAD Traded)	Philippines	16,383,333	248,959
[a,b] St. Augustine Gold and Copper Ltd., 144A, (USD Traded)	Philippines	10,000,000	151,958
St. Barbara Ltd	Australia	7,103,991	20,918,809
[a] Tahoe Resources Inc	Canada	1,850,600	4,372,880
[a] Teranga Gold Corp	Canada	1,107,751	3,038,393
[a] TMAC Resources Inc	Canada	510,000	1,921,969
[a] Torex Gold Resources Inc	Canada	703,400	6,407,906
[a,b] Torex Gold Resources Inc., 144A.	Canada	1,450,000	13,209,361
[a] West African Resources Ltd	Australia	9,450,000	1,839,525
			601,018,229
Precious Metals & Minerals 7.0%
Anglo American Platinum Ltd	South Africa	287,656	9,365,166
[a] Eastern Platinum Ltd	Canada	2,592,102	482,517
Fresnillo PLC.	United Kingdom	1,120,000	12,139,392
[a] Impala Platinum Holdings Ltd	South Africa	3,065,000	5,632,097
[a] Impala Platinum Holdings Ltd., ADR	South Africa	1,506,100	2,679,352
[a] Northam Platinum Ltd	South Africa	1,259,019	3,320,519
[a,c] Platinum Group Metals Ltd., (CAD Traded)	South Africa	18,027,877	3,081,922
[a,c] Platinum Group Metals Ltd., (USD Traded)	South Africa	15,281,172	2,551,956
[a,b,c] Platinum Group Metals Ltd., 144A	South Africa	1,343,876	229,740
[a,c] Platinum Group Metals Ltd., wts., 11/15/19	South Africa	12,093,795	120,938
[a] Royal Bafokeng Platinum Ltd	South Africa	1,394,704	2,527,682
[a] Stornoway Diamond Corp	Canada	38,755,400	7,950,430
			50,081,711
Silver 1.8%
Hochschild Mining PLC.	Peru	3,268,520	6,579,354
[a] MAG Silver Corp	Canada	672,000	4,830,088
[a,b] MAG Silver Corp., 144A	Canada	240,000	1,725,031
			13,134,473
Total Common Stocks and Other Equity Interests
(Cost $1,051,008,814)			708,944,842

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FRANKLIN GOLD AND PRECIOUS METALS FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Gold and Precious Metals Fund (continued)
		Principal
	Country	Amount*	Value
Convertible Bonds (Cost $3,000,000) 0.3%
Precious Metals & Minerals 0.3%
[c] Platinum Group Metals Ltd., cvt., 6.875%, 7/01/22	South Africa	$3,000,000	$2,223,750
Total Investments before Short Term Investments
(Cost $1,054,008,814)			711,168,592

		Shares

Short Term Investments (Cost $5,420,665) 0.8%

Money Market Funds 0.8%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 1.83%	United States	5,420,665	5,420,665
Total Investments (Cost $1,059,429,479) 100.4%			716,589,257
Other Assets, less Liabilities (0.4)%			(2,542,735)
Net Assets 100.0%			$714,046,522

See Abbreviations on page 8.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
October 31, 2018, the aggregate value of these securities was $82,393,628, representing 11.5% of net assets.
cSee Note 4 regarding holdings of 5% voting securities.
dFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At October 31, 2018, the value of this security was
$7,596,761, representing 1.1% of net assets.
fSee Note 5 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN GOLD AND PRECIOUS METALS FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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FRANKLIN GOLD AND PRECIOUS METALS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended October 31, 2018, investments in “affiliated companies” were as follows:

	Number of				Number of
	Shares/				Shares/
	Warrants/				Warrants/
	Principal				Principal				Net Change in
	Amount* Held				Amount* Held	Value			Unrealized
	at Beginning	Gross		Gross	at End	at End	Investment	Realized	Appreciation
Name of Issuer	of Period	Additions		Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
							Dividends
Beadell Resources Ltd	68,266,330	59,219,600		—	127,485,930	$5,053,491	$—	$—	$(103,191)
Chalice Gold Mines Ltd	31,072,008	—		—	31,072,008	3,519,091	—	—	(60,039)
Geopacific Resources Ltd	165,027,382	—		—	165,027,382	2,920,366	—	—	(268,277)
INV Metals Inc., 144A	6,565,000	—		—	6,565,000	2,207,205	—	—	(164,835)
Lion One Metals Ltd	5,500,000	—		—	5,500,000	1,880,485	—	—	(318,162)
Lion One Metals Ltd., 144A	2,935,000	—		—	2,935,000	1,003,495	—	—	(169,783)
Lydian International Ltd	22,701,000	—		(15,000,000)	7,701,000	1,111,720	—	(2,657,301)	1,161,789
Lydian International Ltd., 144A	35,250,000	—		—	35,250,000	5,088,706	—	—	(2,498,933)
Nautilus Minerals Inc	9,222,015	—		—	9,222,015	595,579	—	—	(396,951)
Nautilus Minerals Inc., 144A	28,535,816	—		—	28,535,816	1,842,908	—	—	(1,228,290)
Perseus Mining Ltd	61,253,901	—		—	61,253,901	15,609,087	—	—	(2,599,247)
Perseus Mining Ltd., wts., 4/19/19	19,006,000	—		—	19,006,000	45,298	—	—	(33,205)
Platinum Group Metals Ltd., (CAD
Traded)	5,934,082	12,093,795	[a]	—	18,027,877	3,081,922	—	—	872,552
Platinum Group Metals Ltd., (units
consisting of common stock and
wts.)	12,093,795	—		(12,093,795)[a]	—	—	—	—	468,030
Platinum Group Metals Ltd., (USD
Traded)	15,281,172	—		—	15,281,172	2,551,956	—	—	1,003,973
Platinum Group Metals Ltd., 144A	1,343,876	—		—	1,343,876	229,740	—	—	90,269
Platinum Group Metals Ltd., wts.,
11/15/19	—	12,093,795	[a]	—	12,093,795	120,938	—	—	(99,614)
Red 5 Ltd	127,268,146	—		—	127,268,146	4,864,685	—	—	(1,377,550)
RTG Mining Inc	1,769,918	—		—	1,769,918	137,839	—	—	1,775
RTG Mining Inc., 144A	2,397,790	—		—	2,397,790	186,737	—	—	2,404
RTG Mining Inc., IDR	41,087,582	—		—	41,087,582	3,199,223	—	—	(6,872)
Rubicon Minerals Corp	3,508,900	—		—	3,508,900	3,385,863	—	—	(39,954)
						$58,636,334	$—	$(2,657,301)	$(5,764,111)

							Interest
Platinum Group Metals Ltd., cvt.,
6.875%, 7/01/22.	3,000,000	—		—	3,000,000	2,223,750	51,563	—	(8,754)
Total Affiliated Securities (Value is 8.5% of Net Assets)						$60,860,084	$51,563	$(2,657,301)	$(5,772,865)

[a]Gross addition/reduction was the result of various corporate actions.
*In U.S. dollars unless otherwise indicated.

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FRANKLIN GOLD AND PRECIOUS METALS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended October 31, 2018, the Fund held investments in affiliated management investment companies as follows:

		Number of			Number of				Net Change in
		Shares Held			Shares	Value			Unrealized
		at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
		of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.83%	.	755,389	38,144,424	(33,479,148)	5,420,665	$5,420,665	$24,307	$ —	$ —

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Diversified Metals & Mining	$32,918,907	$—	$73,892	$32,992,799
Gold	600,972,931	—	45,298	601,018,229
Precious Metals & Minerals	29,236,247	20,845,464	—	50,081,711
All Other Equity Investments.	24,852,103	—	—	24,852,103
Convertible Bonds	—	2,223,750	—	2,223,750
Short Term Investments	5,420,665	—	—	5,420,665
Total Investments in Securities	$693,400,853	$23,069,214	$119,190	$716,589,257

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common stocks as well as other equity Interests.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

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FRANKLIN GOLD AND PRECIOUS METALS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

7. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations
Currency		Selected Portfolio
CAD	Canadian Dollar	ADR	American Depositary Receipt
USD	United States Dollar	IDR	International Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Franklin Gold and Precious Metals Fund and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Fund.  As a result, a material weakness exists at period end for the Franklin Gold and Precious Metals Fund. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual consolidated financial statements that would not be prevented or detected.

After October 31, 2018 and prior to the issuance of the Registrant’s financial statements, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value.

(b)  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/ Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date December 27, 2018

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

 Chief Accounting Officer

Date December 27, 2018